Intercompany Debt (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Feb. 03, 2012	Sep. 30, 2011 Ralcorp	Jun. 30, 2012 Ralcorp	Sep. 30, 2010 Ralcorp	Jun. 30, 2012 Ralcorp Fixed Rate Senior Notes maturing 2018	Sep. 30, 2011 Ralcorp Fixed Rate Senior Notes maturing 2018	Sep. 30, 2010 Ralcorp Fixed Rate Senior Notes maturing 2018	Jun. 30, 2012 Ralcorp Floating Rate Senior Notes maturing 2018	Sep. 30, 2011 Ralcorp Floating Rate Senior Notes maturing 2018	Sep. 30, 2010 Ralcorp Floating Rate Senior Notes maturing 2018	Jun. 30, 2012 Ralcorp Fixed Rate Senior Notes maturing 2020	Sep. 30, 2011 Ralcorp Fixed Rate Senior Notes maturing 2020	Sep. 30, 2010 Ralcorp Fixed Rate Senior Notes maturing 2020	Sep. 30, 2011 Ralcorp Term loan matured on August 3, 2009	Jun. 30, 2012 Ralcorp Notes Payable to RAH Canada L.P.	Sep. 30, 2011 Ralcorp Notes Payable to RAH Canada L.P.	Sep. 30, 2010 Ralcorp Notes Payable to RAH Canada L.P.	Jun. 30, 2012 Ralcorp Notes Payable to RH Financial Corporation	Sep. 30, 2011 Ralcorp Notes Payable to RH Financial Corporation
Debt Instrument
Due to Related Parties					$ 0	$ 577.5		$ 0	$ 20.0		$ 0	$ 67.0			$ 0	$ 52.0		$ 0	$ 68.0
Post Foods Canada Corp. pledged stock percentage for debt collateral		65.00%
Long-term Debt, Current and Noncurrent [Abstract]
Due to Related Parties		784.5		716.5		577.5	577.5		20.0	20.0		67.0	67.0	300.0		52.0	52.0		68.0
Interest Rate							7.29%						7.39%			7.50%	7.50%		1.00%
Floating base rate plus 3-month LIBOR						7.29%			2.54%			7.39%
Effective rate									2.83%	2.98%
Due to Related Parties, Current	(784.5)	(68.0)	0	0
Due to Related Parties, Noncurrent		$ 716.5		$ 716.5